Long-term investments (Details) - Schedule of long-term investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Long Term Investments [Abstract]
Equity investments accounted for using the equity method	$ 2,040	$ 2,142